Restructuring, Severance and Other Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 199	$ 25
Restructuring and related cost, expected cost	275
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	121	25	26
Restructuring and related cost, expected cost	$ 188
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Period to complete restructuring plan	12 months
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Period to complete restructuring plan	18 months